Consolidated Statements of Changes in Equity ₪ in Thousands, $ in Thousands	Ordinary shares [member] USD ($)		Ordinary shares [member] ILS (₪)		Share premium [member] USD ($)	Share premium [member] ILS (₪)	Capital reserve [member] USD ($)	Capital reserve [member] ILS (₪)	Retained earnings [member] USD ($)	Retained earnings [member] ILS (₪)	USD ($)	ILS (₪)
Balance at Dec. 31, 2022			₪ 2			₪ 252,277		₪ 7,224		₪ (71,985)		₪ 187,518
IfrsStatementLineItems [Line Items]
Net loss and comprehensive loss for the year										(58,567)		(58,567)
Share-based compensation								3,279				3,279
Exercise of options				[1]		58		(56)				2
Expiration of options						138		(138)
Balance at Dec. 31, 2023			2			252,473		10,309		(130,552)		132,232
IfrsStatementLineItems [Line Items]
Net loss and comprehensive loss for the year										(36,736)		(36,736)
Share-based compensation								1,388				1,388
Exercise of options				[1]		100		(97)				3
Expiration of options						632		(632)
Balance at Dec. 31, 2024	$ 1		2		$ 79,375	253,205	$ 3,438	10,968	$ (52,441)	(167,288)	$ 30,373	96,887
IfrsStatementLineItems [Line Items]
Net loss and comprehensive loss for the year									(4,970)	(15,853)	(4,970)	(15,853)
Share-based compensation							209	667			209	667
Exercise of options		[2]		[1]	775	2,475	(339)	(1,086)			436	1,389
Expiration of options					144	457	(144)	(457)
Balance at Dec. 31, 2025	$ 1		₪ 2		$ 80,294	₪ 256,137	$ 3,164	₪ 10,092	$ (57,411)	₪ (183,141)	$ 26,048	₪ 83,090

[1]	Less than NIS 1 thousand
[2]	Less than $1 thousand